Other Financial Assets - Summary of Fair Values at Date of Derecognition and Cumulative Net Gains or Losses Recognized in Other Comprehensive Income in Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [abstract]
Fair value	¥ 2,181	¥ 33	¥ 61,038
Cumulative net gain or loss	¥ 416	¥ (23)	¥ 39,382